Regulatory Matters (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Classification	Dec. 31, 2021 USD ($)
Regulatory Matters [Abstract]
Number of classifications of prompt corrective action regulations | Classification	5
Tier 1 capital (to average assets) [Abstract]
Minimum assets SBHCP requires	$ 15,751
Bank [Member]
Tier 1 capital (to average assets) [Abstract]
Actual Amount	$ 135,404	$ 126,201
Actual Ratio	0.11	0.103
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	$ 110,806	$ 104,387
To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	0.09	0.085